Earnings (Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Summary of Earnings (Loss) Per Common Share Computation

Earnings (loss) per share for the years ended December 31, 2015, 2014 and 2013 were calculated as follows:

EARNINGS (LOSS) PER COMMON SHARE COMPUTATION

Years Ended December 31,	2015	2014	2013
Net income (loss)	$10,220	$(29,808)	$(9,943)
Net income (loss) available to common shareholders	$10,220	$(29,808)	$(9,943)
Average common shares outstanding	18,648,339	17,830,018	17,283,162
Net effect of dilutive stock options	61,820	—	—
Dilutive common shares outstanding	18,710,159	17,830,018	17,283,162
Earnings (loss) per share – basic(1)	$0.55	$(1.67)	$(0.58)
Earnings (loss) per share – diluted(1)	$0.55	$(1.67)	$(0.58)

(1)	The 2013 period data is retroactively adjusted for the impact of a 1-for-5 reverse stock split on August 11, 2014.